Vessels, Port Terminal and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 12, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2018	Jul. 31, 2018	Mar. 31, 2018	Jul. 13, 2017	Jun. 16, 2017	Mar. 31, 2016
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel				$ 10,647	$ 0	$ 0	$ 60,115	$ 0
Impairment loss				(34)		$ 50,565	0	$ 0
Vessel impairment loss		$ 2,760	$ 0	$ 16,070	$ 14,239
Navios Primavera
Property Plant And Equipment [Line Items]
Year Built				2007
Vessel capacity in DWT				53,464 dwt
Deposit upon signing of contract				$ 1,063
Navios Mars
Property Plant And Equipment [Line Items]
Date of delivery						Jan. 12, 2016
Year Built						2016
Date of delivery						Jan. 12, 2016
Vessel capacity in DWT						181,259 dwt
Vessel acquisition cost	$ 55,458
Navios Mars | Navios Partners
Property Plant And Equipment [Line Items]
Year Built				2016
Vessel capacity in DWT				181,259 dwt
Navios Sphera
Property Plant And Equipment [Line Items]
Date of delivery						Jan. 12, 2016
Year Built						2016
Vessel capacity in DWT						84,872 dwt
Vessel acquisition cost	34,352
Navios Sphera | Navios Partners
Property Plant And Equipment [Line Items]
Year Built				2016
Vessel capacity in DWT				84,872 dwt
Navios Sphera and Navios Mars
Property Plant And Equipment [Line Items]
Cash consideration for purchase of vessel	49,910
Amount of loan used to finance purchase of vessel	$ 39,900
Amount transferred to vessels' cost														$ 29,695
Navios Sphera and Navios Mars | Navios Partners
Property Plant And Equipment [Line Items]
Disposal date				Aug. 31, 2018
Vessel impairment loss				$ 2,759
Vessel sale price									$ 79,000
Navios Achilles
Property Plant And Equipment [Line Items]
Disposal date				Jul. 31, 2018
Year Built				2001
Vessel capacity in DWT				52,063 dwt
Vessel impairment loss				$ 6,595
Vessel sale price										$ 8,085
Capitalized Cost, Impairment Loss				$ 584
Navios Herakles
Property Plant And Equipment [Line Items]
Disposal date				Mar. 31, 2018
Year Built				2001
Vessel capacity in DWT				52,061 dwt
Vessel impairment loss				$ 6,715
Vessel sale price											$ 7,682
Capitalized Cost, Impairment Loss				$ 481
Navios Equator Prosper
Property Plant And Equipment [Line Items]
Year Built				2000
Date of delivery				Feb. 28, 2018
Vessel capacity in DWT				171,191 dwt
Cash consideration for purchase of vessel				$ 10,255
Navios Ionian
Property Plant And Equipment [Line Items]
Disposal date						Jun. 16, 2017
Year Built						2000
Vessel capacity in DWT						52,067 dwt
Vessel impairment loss						$ 9,098
Vessel sale price													$ 5,280
Capitalized Cost, Impairment Loss						$ 551
Navios Horizon
Property Plant And Equipment [Line Items]
Disposal date						Jul. 13, 2017
Year Built						2001
Vessel capacity in DWT						50,346 dwt
Vessel impairment loss						$ 5,141
Vessel sale price												$ 6,548
Capitalized Cost, Impairment Loss						495
Vessels, Port Terminals and Other Fixed Assets
Property Plant And Equipment [Line Items]
Capitalized interest costs						3,384	$ 1,934
One vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss						$ 32,930